Related Party Transactions (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Aug. 31, 2020
Statement [Line Items]
Officers compensation	$ 1,558,585	$ 1,509,822	$ 1,072,373
Former Officers And Directors [Member]
Statement [Line Items]
Stock options granted during the year	33,334
Common shares issued vested	291,667
Altum [member]
Statement [Line Items]
Stock options granted during the year	582,620
Due to related party				$ (590,240)
Former Officers [Member]
Statement [Line Items]
Stock options granted during the year	256,250
Director and Officers [Member]
Statement [Line Items]
Stock options granted during the year	1,200,000
Key Management and Director [Member]
Statement [Line Items]
Due to related party	$ 661,660	$ 16,647